Fair Values of Financial Instruments and Interest Rate Risk - Assets Re-Measured at Fair Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Estimated Fair Value	$ 191,513	$ 88,524
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Estimated Fair Value		5,012
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Estimated Fair Value	191,513	83,512
Fair Value on a Nonrecurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	3,461	3,771
Other real estate owned	0	364
Available-for-sale Securities, Estimated Fair Value	3,461	4,135
Total liabilities at fair value	0	0
Fair Value on a Nonrecurring Basis [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	0	0
Other real estate owned	0	0
Available-for-sale Securities, Estimated Fair Value	0	0
Total liabilities at fair value	0	0
Fair Value on a Nonrecurring Basis [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	0	0
Other real estate owned	0	0
Available-for-sale Securities, Estimated Fair Value	0	0
Total liabilities at fair value	0	0
Fair Value on a Nonrecurring Basis [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	3,461	3,771
Other real estate owned	0	364
Available-for-sale Securities, Estimated Fair Value	3,461	4,135
Total liabilities at fair value	$ 0	$ 0